Schedule of accounts payable and accrued liabilities (Details) - USD ($)	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [abstract]
Accounts payable	$ 1,398,196	$ 85,014	$ 307,335
Accrued liabilities	3,297,310	44,796	44,021
Interest payable	285,610	22,358	0
Accounts payable and accrued liabilities	$ 4,981,116	$ 152,168	$ 351,356